Goodwill And Other Intangible Assets (Schedule Of Estimated Aggregate Amortization Expense For Intangible Assets For The Next Five Fiscal Years) (Details) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
Mar. 31, 2012
Finite-lived intangible assets, future amortization expense:
2013	¥ 206,774
2014	164,765
2015	130,556
2016	102,121
2017	¥ 75,527